Consolidated Statements of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Operating Activities
Net Income	$ 1,185	$ 1,293	$ 1,170
Less: Income from discontinued operations, net		364	60
Income from continuing operations, net	1,185	929	1,110
Adjustments to income from continuing operations to derive net cash provided by continuing operating activities, net of amounts acquired:
Depreciation and amortization	562	546	511
Share-based compensation	113	100	89
Deferred income taxes	(32)	36	22
Change in operating assets and liabilities:
Trade receivables, net	(7)	(1)	(30)
Inventories	(189)	(145)	(92)
Prepaid expenses, deferred taxes and other	(120)	(60)	102
Accounts payable, income taxes and other liabilities	199	366	17
Pension obligation	(29)	(51)	(38)
Other, net	62	(1)	4
Net Cash Provided by Continuing Operating Activities	1,746	1,717	1,693
Investing Activities
Capital expenditures	(592)	(522)	(487)
Capitalized software	(61)	(66)	(66)
Change in short-term investments	(171)	(225)	(138)
Acquisitions of businesses, net of cash acquired	(40)	(136)	(103)
Divestiture of businesses		736
Other, net	(84)	(99)	(99)
Net Cash Used for Continuing Investing Activities	(948)	(311)	(894)
Financing Activities
Change in short-term debt	(4)	(199)	2
Proceeds from long-term debt			1,488
Payments of debt			(42)
Repurchase of common stock	(400)	(450)	(1,500)
Issuance of common stock and other, net	(9)	44	35
Excess tax benefit from payments under share-based compensation plans	27	23	15
Dividends paid	(421)	(386)	(368)
Net Cash Used for Continuing Financing Activities	(807)	(968)	(370)
Discontinued Operations:
Net cash (used for) provided by operating activities		(212)	67
Net cash used for investing activities			(6)
Net Cash (Used For) Provided by Discontinued Operations		(212)	61
Effect of exchange rate changes on cash and equivalents	(20)	(7)	6
Net (Decrease) Increase in Cash and Equivalents	(29)	219	496
Opening Cash and Equivalents	1,890	1,671	1,175
Closing Cash and Equivalents	$ 1,861	$ 1,890	$ 1,671